CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		121 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,545)	$ (2,241)	$ (5,302)	$ (6,920)	$ (32,385)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12	12	23	21	111
Stock-based compensation	1,342	1,148	1,254	513	7,335
Common stock issued for acquisition of license			0	0	29
Warrants issued for financing costs			0	0	468
Change in fair value of derivative liability	0	(766)	(1,096)	50	(86)
Contributed services			0	0	774
Amortization of debt discount			0	0	21
Increase in operating assets:
Prepaid expenses	(11)	(117)	(86)	(77)	(163)
Other assets			0	(3)	(3)
Increase in operating liabilities:
Accounts payable and accrued expenses	(369)	(185)	500	1,895	3,280
Cash used in operating activities	(2,571)	(2,149)	(4,707)	(4,521)	(20,619)
Cash flows from investing activities:
Acquisition of office equipment	(2)	(8)	(8)	(7)	(31)
Acquisition of intangibles			0	0	(194)
Cash used in investing activities	(2)	(8)	(8)	(7)	(225)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	4,104	1,217	6,217	652	23,844
Proceeds from exercise of warrants	0	217	405	691	1,221
Cost of common stock and warrants sold	(327)	(122)	(665)	0	(739)
Proceeds from convertible notes - stockholder			0	0	155
Repayments of convertible notes - stockholder			0	0	(50)
Cash provided by financing activities	3,777	1,312	5,957	1,343	24,431
Net increase (decrease) in cash	1,204	(845)	1,242	(3,185)	3,587
Cash, beginning of period	3,587	2,345	2,345	5,530	0
Cash, end of period	$ 4,791	$ 1,500	$ 3,587	$ 2,345	$ 3,587